SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 97.40%
Communication Services — 2.90%
54,017	Gray Television, Inc.	$1,263,998
8,220	Nexstar Media Group, Inc., Class A	1,215,573
		2,479,571
Consumer Discretionary — 15.14%
46,930	Dana, Inc.	1,115,057
43,160	G-III Apparel Group Ltd.*	1,418,238
12,100	Grand Canyon Education, Inc.*	1,088,637
2,620	Helen of Troy Ltd.*	597,674
17,740	Malibu Boats, Inc., Class A*	1,300,874
19,050	Patrick Industries, Inc.	1,390,650
38,680	Ruth’s Hospitality Group, Inc.*	890,800
33,335	Steven Madden Ltd.	1,458,740
55,810	Taylor Morrison Home Corp.*	1,474,500
83,664	Tilly’s, Inc., Class A	1,336,951
17,900	Universal Electronics, Inc.*	868,150
		12,940,271
Consumer Staples — 2.38%
65,680	Hostess Brands, Inc.*	1,063,359
10,970	John B Sanfilippo & Son, Inc.	971,613
		2,034,972
Energy — 4.55%
42,700	Delek US Holdings, Inc.	923,174
126,120	Magnolia Oil & Gas Corp., Class A*	1,971,256
59,110	Par Pacific Holdings, Inc.*	994,230
		3,888,660
Financials — 22.84%
9,630	American Financial Group, Inc.	1,201,054
18,760	Amerisafe, Inc.	1,119,784
18,420	Columbia Banking System, Inc.	710,275
97,862	Compass Diversified Holdings LP	2,495,481
25,670	Heritage Financial Corp.	642,263
14,070	Independent Bank Group, Inc.	1,040,899
44,330	Mercantile Bank Corp.	1,338,766
12,917	Northrim BanCorp, Inc.	552,202
23,025	Pacific Premier Bancorp, Inc.	973,727
18,010	Pinnacle Financial Partners, Inc.	1,590,103
12,190	Reinsurance Group of America, Inc.	1,389,660
13,624	South State Corp.	1,113,898
14,200	Stock Yards Bancorp, Inc.	722,638
20,830	TriCo Bancshares	886,941
47,180	United Community Banks, Inc.	1,510,232

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
47,090	Veritex Holdings, Inc.	$1,667,457
12,220	WSFS Financial Corp.	569,330
		19,524,710
Health Care — 4.34%
6,392	Emergent BioSolutions, Inc.*	402,632
18,220	Globus Medical, Inc., Class A*	1,412,596
95,860	Invacare Corp.*	773,590
40,590	Lantheus Holdings, Inc.*	1,121,908
		3,710,726
Industrials — 17.44%
175,209	ACCO Brands Corp.	1,512,054
11,600	Arcosa, Inc.	681,384
14,665	Atkore, Inc.*	1,041,215
16,420	Barrett Business Services, Inc.	1,192,256
31,294	Builders FirstSource, Inc.*	1,335,002
40,420	Columbus McKinnon Corp.	1,949,861
27,609	Ducommun, Inc.*	1,506,347
15,900	EnerSys	1,553,907
33,338	Greenbrier Cos., Inc. (The)	1,452,870
77,769	Marten Transport Ltd.	1,282,411
18,730	Miller Industries, Inc.	738,711
23,540	Northwest Pipe Co.*	665,005
		14,911,023
Information Technology — 8.78%
64,420	AXT, Inc.*	707,332
16,660	Cohu, Inc.*	612,921
8,540	MKS Instruments, Inc.	1,519,693
11,950	Model N, Inc.*	409,527
4,470	Novanta, Inc.*	602,377
26,630	Onto Innovation, Inc.*	1,945,055
16,935	Sapiens International Corp. NV	444,882
71,600	Viavi Solutions, Inc.*	1,264,456
		7,506,243
Materials — 6.38%
60,720	FutureFuel Corp.	582,912
10,040	Ingevity Corp.*	816,855
12,290	Kaiser Aluminum Corp.	1,517,692
32,429	Koppers Holdings, Inc.*	1,049,078
9,830	Reliance Steel & Aluminum Co.	1,483,347
		5,449,884
Real Estate — 10.23%
46,670	Apple Hospitality REIT, Inc.	712,184
216,310	Braemar Hotels & Resorts, Inc., REIT*	1,343,285
9,799	Community Healthcare Trust, Inc., REIT	465,061
16,680	CubeSmart, REIT	772,618

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
102,390	DiamondRock Hospitality Co., REIT*	$993,183
4,900	EastGroup Properties, Inc., REIT	805,805
11,284	National Storage Affiliates Trust, REIT	570,519
47,120	Physicians Realty Trust, REIT	870,306
28,210	STAG Industrial, Inc., REIT	1,055,900
53,031	UMH Properties, Inc., REIT	1,157,137
		8,745,998
Utilities — 2.42%
11,420	Southwest Gas Holdings, Inc.	755,890
18,178	Spire, Inc.	1,313,724
		2,069,614

Total Common Stocks		83,261,672
(Cost $66,495,454)
Investment Company — 2.31%
1,976,737	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,976,737

Total Investment Company		1,976,737
(Cost $1,976,737)

Total Investments		$85,238,409
(Cost $68,472,191) — 99.71%
Other assets in excess of liabilities — 0.29%		250,786
NET ASSETS — 100.00%		$85,489,195

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3